Risks Arising from Financial Instruments - Analysis of Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial Assets	$ 6,009	$ 6,799
Financial Liabilities	128,381	138,693
Quoted (unadjusted) prices- level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	19	10
Financial Liabilities	21	18
Quoted (unadjusted) prices- level 1 [member] | Derivative liabilities [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	21	18
Quoted (unadjusted) prices- level 1 [member] | Non derivative financial assets [member] | Held-to-maturity investments, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	2	3
Quoted (unadjusted) prices- level 1 [member] | Derivatives [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	17	7
Observable market inputs - level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	354	348
Financial Liabilities	4,130	6,362
Observable market inputs - level 2 [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	3,441	5,699
Observable market inputs - level 2 [member] | Derivative liabilities [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	586	507
Observable market inputs - level 2 [member] | Derivative liabilities [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	103	125
Observable market inputs - level 2 [member] | Derivative liabilities [member] | Deferred consideration on acquisitions [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities
Observable market inputs - level 2 [member] | Derivative liabilities [member] | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities		31
Observable market inputs - level 2 [member] | Non derivative financial assets [member] | Held-to-maturity investments, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	9	9
Observable market inputs - level 2 [member] | Derivatives [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	119	67
Observable market inputs - level 2 [member] | Derivatives [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	153	225
Observable market inputs - level 2 [member] | Derivatives [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	19	33
Observable market inputs - level 2 [member] | Derivatives [member] | Net investment hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	54	14
Observable Market Inputs - Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	1,639	1,409
Observable Market Inputs - Level 3 [member] | Derivative liabilities [member] | Deferred consideration on acquisitions [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	$ 1,639	$ 1,409